Segment Information - Summary of operating segments of assets and liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	R$ 11,754,455	R$ 8,923,790
Total assets	21,184,512	15,379,549
Current liabilities	7,518,423	4,566,881
Non-current liabilities	10,303,744	8,238,566
Natura Brazil [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	4,181,261	3,566,311
Total assets	7,618,551	7,450,648
Current liabilities	2,207,944	2,888,073
Non-current liabilities	8,119,890	7,651,400
Natura LATAM [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	349,698	247,131
Total assets	1,592,912	1,190,735
Current liabilities	774,521	636,845
Non-current liabilities	105,423	16,934
Natura Others [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	12,161	13,329
Total assets	18,126	27,869
Current liabilities	8,591	5,205
Non-current liabilities	1,558	200
Aesop [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	1,035,432	413,775
Total assets	1,442,214	768,771
Current liabilities	274,539	235,033
Non-current liabilities	592,531	81,023
The Body Shop [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	6,175,903	4,683,244
Total assets	7,462,135	5,941,526
Current liabilities	1,171,922	801,725
Non-current liabilities	1,484,342	R$ 489,009
Corporate Expenses [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Total assets	3,050,574
Current liabilities	R$ 3,080,906